Management of financial risk - Trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	¥ 779,458	¥ 998,036
Allowance account for credit losses of financial assets	57,379	59,852
Gross carrying amount | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.		998,036
Contract assets.		182,480
Gross carrying amount of trade receivables and contract assets		1,180,516
Impairment loss allowance | Three-stage approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.		57,047
Contract assets.		59,852
Allowance account for credit losses of financial assets		116,899
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	932,662	¥ 1,180,516
Credit risk | Gross carrying amount | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	779,458
Contract assets.	153,204
Gross carrying amount of trade receivables and contract assets	932,662
Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Allowance account for credit losses of financial assets	126,168
Trade receivable. | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Trade receivables.	68,789
Contract asset | Credit risk | Impairment loss allowance | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Contract assets.	¥ 57,379